Equipment	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Equipment
	Camp and field equipment	Machinery and equipment	Total
Cost
Balance at December 31, 2017	$1,358	$829	$2,187
Additions	109	-	109
Currency translation adjustment	4	-	4
Balance at December 31, 2018	$1,471	$829	$2,300
Currency translation adjustment	(2)	-	(2)
Balance at December 31, 2019	$1,469	$829	$2,298
Accumulated depreciation
Balance at December 31, 2017	$(293)	$(219)	$(512)
Depreciation	(158)	(104)	(262)
Currency translation adjustment	(1)	-	(1)
Balance at December 31, 2018	$(452)	$(323)	$(775)
Depreciation	(164)	(88)	(252)
Currency translation adjustment	1	-	1
Balance at December 31, 2019	$(615)	$(411)	$(1,026)
Net book value
Balance at December 31, 2018	$1,019	$506	$1,525
Balance at December 31, 2019	$854	$418	$1,272